BORROWINGS - Supplemental Cash Flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Corporate borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 4,542
Cash flows	378
Acquisitions/Dispositions	0
Held for sale	0
Foreign Exchange Movement and Other	27
Ending balance	4,947
Non-recourse borrowings
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	46,552
Cash flows	7,927
Acquisitions/Dispositions	6,293
Held for sale	(581)
Foreign Exchange Movement and Other	(640)
Ending balance	$ 59,551